Property Plant And Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property Plant And Equipment [Abstract]
Rent expense charged for all operating lease agreements	$ 14.1	$ 14.2	$ 10.5